As filed with the Securities and Exchange Commission on July 17, 2015

1933 Act Registration No. 333-167073
1940 Act Registration No.   811-22417

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 39	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 40	[X]

Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4200

Copy to:
Rick Grove	Morrison Warren, Esq.
Destra Investment Trust	Chapman and Cutler LLP
One North Wacker, 48th Floor	111 West Monroe Street
Chicago, Illinois 60606	Chicago, Illinois 60603
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)
[X] on July 22, 2015 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 39, as it relates to Destra/Wolverine Alternative Opportunities Fund, a series of the Registrant, until July 22, 2015.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 37 under the Securities Act of 1933 as it relates to Destra/Wolverine Alternative Opportunities Fund, filed on April 7, 2015, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 17th day of July, 2015.

Destra Investment Trust

By:  /s/ Derek Mullins
                                                                                                        Derek Mullins
              Chief Financial Officer & Treasurer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
Nicholas Dalmaso*	Trustee	}
}
John S. Emrich*	Trustee	}	By /s/ Derek Mullins
		}	Derek Mullin Attorney-In-Fact
Michael S. Erickson*	Trustee	}	July 17, 2015
}
James Bernard Glavin*	Trustee	}

* An original power of attorney authorizing Derek Mullins and Rick Grove to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.